Note 7 - Retirement Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 50,500	$ 56,928	$ 52,632